Debt and Allocated Portion of Dean Foods' Debt - Summary of Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Disclosure [Abstract]
Senior secured credit facilities	$ 1,302,440		$ 662,650		$ 780,550
Capital Lease Obligations	22,138
Less current portion			(15,000)		(15,000)
Total long-term debt			$ 647,650		$ 765,550
Interest rate	2.03%	[1]	1.76%	[1]	2.20%

[1]	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, Term Loan A-2, and Term Loan A-3.